Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

15. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, Fast Horse Inc and WLM Kids Inc. are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, Qudian BVI, Fast Horse BVI and WLM Kids Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Qudian HK, Qufenqi HK, Bloomgoods HK, Qu Plus Plus (HK) Limited, Qudian Fresh (HK) Limited, Qudian Cuisine (HK) Limited, Qudian Daily Food (HK) Limited are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on their activities conducted in Hong Kong.

Australia

LAST MILE EXPRESS, F&H EXPRESS PTY and Fast Horse Rental Pty Ltd are incorporated in Australia and are subject to a federal tax rate of 30% on their taxable income.

PRC

The Company’s subsidiaries, VIEs and subsidiaries of the VIEs domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entity which is eligible for a preferential tax rate.

Dividends, interest, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

15. Income taxes - continued

The current and deferred components of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expense	71,567,448	64,458,408	65,805,623	9,015,333
Deferred income tax expense/(benefit)	20,860,679	(2,117,892)	—	—
Total income tax expense	92,428,127	62,340,516	65,805,623	9,015,333

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets:
Allowance for loan principal and financing service fee receivables	19,785,153	—	—
Allowance for finance lease receivable	7,706,311	1,613,414	221,037
Allowance for other current assets	30,286,267	19,387,060	2,656,016
Impairment loss from long-lived assets	539,153	385,314	52,788
Guarantee liabilities	3,517,157	47,762	6,543
Share-based compensation	33,692,676	34,309,231	4,700,345
Fair value change on investments	67,463,987	105,192,397	14,411,299
Fair value change on financial assets	82,220,720	839,617	115,027
Lease liabilities	18,156,568	11,008,553	1,508,166
Advertising cost	23,090,520	23,027,357	3,154,735
Uncollected revenue	4,798,460	—	—
Outside basis difference	19,604,247	—	—
Net operating loss carry forwards	775,049,194	609,993,234	83,568,730
Total deferred tax assets	1,085,910,413	805,803,939	110,394,686
Less: valuation allowance	(1,008,969,418)	(759,896,561)	(104,105,402)
Total deferred tax assets, net of valuation allowance	76,940,995	45,907,378	6,289,284
Net off against deferred tax liabilities	(76,940,995)	(45,907,378)	(6,289,284)
Net deferred tax assets	—	—	—
Deferred tax liabilities:
Right-of-use assets	18,572,655	11,113,077	1,522,486
Fair value change on financial assets	58,368,340	34,794,301	4,766,798
Total deferred tax liabilities	76,940,995	45,907,378	6,289,284
Net off against deferred tax assets	(76,940,995)	(45,907,378)	(6,289,284)
Net deferred tax liabilities	—	—	—

15. Income taxes - continued

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs and valuation allowance is considered on an individual entity basis. The Company recorded full valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and/or are not forecasting profits in the near future as of December 31, 2023 and 2024. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31,2023 and 2024, the Company had net operation loss (the “NOL”) of RMB 3,142 million and RMB 2,836 million (US$ 389 million), mainly from its PRC, Hong Kong and Australian subsidiaries, which can be carried forward to offset future taxable income. The PRC subsidiaries’ net operating losses will expire from the years 2025 to 2029 if not utilized. Net operating losses from Hong Kong and Australian subsidiaries can be carried forward with no expiration date.

Reconciliation between the income taxes expense computed by applying the PRC statutory tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Profit (loss) before income tax	(269,623,829)	101,474,055	157,537,018	21,582,482
PRC statutory income tax rate	25%	25%	25%	25%
Income tax expense (benefit) at PRC statutory income tax rate	(67,405,957)	25,368,514	39,384,255	5,395,621
Effect of different tax rates	12,944,788	(25,070,403)	(97,962,122)	(13,420,756)
Tax exempted income	—	(198,231)	(113,208,078)	(15,509,443)
Outside basis difference	(109,594,486)	(215,985,749)	—	—
Expenses not deductible for tax purposes	12,666,674	36,882,867	13,122,045	1,797,713
Adjustment on current income tax of the previous periods	(18,081,862)	(18,394,143)	—	—
Non-deductible guarantee liability:	—	93,833,446	—	—
Write-off of NOL and others	—	252,778,471	450,292,380	61,689,803
Withholding income tax	—	4,427,205	23,250,000	3,185,237
Changes in valuation allowance	261,898,970	(91,301,461)	(249,072,857)	(34,122,842)
Income tax expenses	92,428,127	62,340,516	65,805,623	9,015,333

As of December 31, 2024, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2024, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs is RMB 10,478 million (US$ 1,435 million). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

15. Income taxes - continued

Unrecognized Tax Benefit

As of December 31, 2023 and 2024, the Company recorded an unrecognized tax benefit of RMB nil and RMB nil (US$ nil) respectively, of which RMB nil and RMB nil (US$ nil) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this moment. As of December 31, 2024, unrecognized tax benefits of RMB nil (US$ nil), if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	34,580,410	—	—
Decreases	(34,580,410)	—	—
Balance at end of the year	—	—	—

As of December 31, 2023 and 2024, the Company did not record any interest expense and penalty accrued in relation to the unrecognized tax benefit in income tax expense.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, as of December 31, 2024, the tax years ended December 31, 2019 through the period ended as of December 31, 2024 reporting date for the Company’s PRC subsidiaries remain open to examination by the PRC tax authorities. For the non-PRC entities, the tax years ended December 31, 2018, through period ended December 31, 2024 remain open to examination by tax authorities.